TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
TRADE RECEIVABLES [Text Block]
NOTE 5 -	TRADE RECEIVABLES
Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. As of December 31, 2024 and 2023, there were no material past-due receivables.